Consolidated Interim Statements of the Financial Position (Unaudited)	Sep. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Assets
Cash	$ 17,337,450	$ 4,617,034
Accounts receivable	501,300	315,714
Prepaid expenses	102,347	41,093
Total Current Assets	17,941,097	4,973,841
Intangible assets	20,262,767	25,262,767
Property and equipment	3,287	4,459
Total Assets	38,207,151	30,241,067
Liabilities
Trade payables and accrued liabilities	233,425	401,938
Related Parties	441,596	233,691
Deferred revenue	54,462	140,088
Enhanced voting preference shares	36,542	35,608
Long term loan – current portion	38,593	40,769
Total Current Liabilities	804,618	852,094
Derivative warrants liabilities	31,379	24,517,927
Derivative for settlement agreement	535,129	378,817
Long term loan	60,686
Liabilities for employee benefits	108,471	100,430
Total Liabilities	1,540,283	25,849,268
Shareholders’ equity
Share capital	94,159,371	76,391,417
Share-based payment reserve	1,034,933	1,043,586
Translation differences reserve	(298,435)	(164,312)
Capital reserve for re-measurement of defined benefit plan	31,403	23,534
Accumulated Deficit	(58,260,404)	(72,902,426)
Total Shareholders’ equity	36,666,868	4,391,799
Total Liabilities and Shareholders’ Equity (Deficit)	$ 38,207,151	$ 30,241,067